Commitments and Contingencies - Schedule of future minimum lease payments for operating leases under agreements (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Year ending December 31, 2024 / 2025	$ 172,931	$ 21,002
Year ending December 31, 2025	43,411	0
Employment And Consulting Agreement [Member]
Lessee, Lease, Description [Line Items]
Year ending December 31, 2024 / 2025	275,709,000	683,000,000
Year ending December 31, 2025	877,835,000	499,000,000
Total	$ 1,153,544,000	$ 1,182,000,000